UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments  September 30, 2014 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 15.7%
Belle International Holdings	76,000	$85,460
Chow Tai Fook Jewellery	31,600	41,086
Ctrip.com International - ADR *	1,700	96,492
Geely Automobile Holdings	385,000	161,013
Goodbaby International Holdings	308,000	133,130
Great Wall Motor, Class H	59,000	228,651
Haier Electronics Group	110,000	288,471
Sa Sa International Holdings	104,000	71,251
Samsonite International	95,300	306,583
Vipshop Holdings - ADS *	700	132,307
Xinyi Glass Holdings	150,000	93,521
		1,637,965
Consumer Staples - 15.7%
China Mengniu Dairy	99,000	407,394
Hengan International Group	30,000	295,134
Tingyi Holding	166,000	436,091
Tsingtao Brewery, Class H	42,000	298,614
Want Want China Holdings	168,000	209,770
		1,647,003
Energy - 7.0%
China Petroleum & Chemical, Class H	519,200	454,115
CNOOC	160,000	275,931
		730,046
Financials - 14.7%
Bank Of China, Class H	292,000	130,812
China Life Insurance, Class H	77,000	214,027
Hong Kong Exchanges & Clearing	2,800	60,266
Industrial & Commercial Bank of China, Class H	477,000	298,128
PICC Property & Casualty, Class H	168,320	298,571
Ping An Insurance Group, Class H	71,000	532,707
		1,534,511
Health Care - 5.0%
Guangzhou Baiyunshan Pharmaceutical Holdings	34,000	116,317
Sinopharm Group, Class H	36,400	132,994
Tong Ren Tang Technologies, Class H	90,000	124,221
WuXi PharmaTech Cayman - ADR *	4,200	147,084
		520,616
Industrials - 11.5%
Air China, Class H	349,000	220,579
AviChina Industry & Technology, Class H	196,000	139,946
Beijing Capital International Airport, Class H	138,000	105,235
China Everbright International	85,000	112,391
CSR, Class H	358,000	314,704
Zhuzhou CSR Times Electric, Class H	79,500	307,008
		1,199,863
Information Technology - 15.8%
AAC Technologies	13,000	75,324
Baidu - ADR *	1,365	297,884
GCL-Poly Energy Holdings *	662,000	242,655
Lenovo Group	244,000	363,436
Tencent Holdings	45,300	674,130
		1,653,429
Materials - 0.9%
Bloomage Biotechnology	25,000	42,763
China Lumena New Materials (a)	284,000	3,658
Yingde Gases Group Co.	50,000	47,431
		93,852
Telecommunication Services - 8.8%
China Mobile	55,500	649,489
China Telecom, Class H	440,000	269,713
		919,202
Utilities - 1.1%
China Resources Gas Group	42,000	113,647

Total Common Stocks
(Cost $8,932,307)		10,050,134

SHORT-TERM INVESTMENTS - 2.8%
Invesco Liquid Assets Portfolio, 0.06% ^
(Cost $291,282)	291,282	291,282

Total Investments - 99.0%
(Cost $9,223,589)		10,341,416
Other Assets and Liabilities, Net - 1.0%		101,993
Total Net Assets - 100.0%		$10,443,409

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2014, the fair value of this investment was $3,658 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^	Variable Rate Security - The rate shown is the current yield as of September 30, 2014.
ADR - American Depositary Receipt
ADS - American Depositary Share

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$673,767	$9,372,709	$3,658	$10,050,134
Short-Term Investment	291,282	–	–	291,282
Total Investments	$965,049	$9,372,709	3,658	$10,341,416

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2014, the Fund recognized no transfers to/from Level 1 or 2.  The Fund invested in one Level 3 security during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2014	$7,328
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(3,670)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 09/30/2014	$3,658
Net unrealized depreciation of Level 3 securities as of September 30, 2014	$(57,161)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:

AC ONE China Fund

Cost of investments	$9,223,589
Gross unrealized appreciation	1,618,327
Gross unrealized depreciation	(500,500)
Net unrealized appreciation	$1,117,827

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date   November 24, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   November 24, 2014